Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	$ 893	$ 3,109	$ 2,248	$ 3,192	$ 4,473	$ 1,537	$ 2,967
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	37	20	166	179	512	1,317	1,083
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax					$ 523	$ 307	$ 1,000